Income Taxes (Details)	12 Months Ended
	Oct. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Reserve Quantities [Line Items]
Net loss before recovery of income taxes		$ (516,323)	$ (2,097,738)	$ (13,531,587)
Expected income tax (recovery) expense		(136,830)	(555,901)	(3,585,871)
Share based compensation and non-deductible expenses		80,740	302,853
Debt forgiveness			236,907
Non-taxable items and others				3,458,054
Change in tax benefits not recognized		56,090	16,141	127,817
Income tax expense
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Income tax expense
Income (loss) before income taxes	$ (7,509,986)
Expected income tax recovery, percentage	27.60%
Expected income tax recovery	$ (2,072,756)
Loss (income) related to entities taxed as partnerships, percentage	(21.95%)
Loss (income) related to entities taxed as partnerships	$ 1,648,189
Temporary differences related to inventory valuation, percentage	0.32%
Temporary differences related to inventory valuation	$ (24,262)
Non-deductible expenses, percentage	(0.39%)
Non-deductible expenses	$ 29,378
Temporary differences related to cost of goods sold, percentage	(3.27%)
Temporary differences related to cost of goods sold	$ 245,410
Unrealized gain on biological assets, percentage	1.99%
Unrealized gain on biological assets	$ (149,413)
Losses and other deductions for which no benefit has been recognized, percentage	(4.30%)
Losses and other deductions for which no benefit has been recognized	$ 323,454